Income Taxes - Income Tax Provision for Continuing Operations (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current- United States	$ 0	$ (33,323)	$ (257,552)	$ (34,726)
Current- Non-United States	922	67,952	23,474	14,011
Deferred- United States	(4,689)	(7,460)	(57,514)	(5,307)
Deferred- Non-United States	7,190	(26,804)	31,189	(12,518)
Total	$ 3,423	$ 365	$ (260,403)	$ (38,540)